SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Core Equity Fund

DWS Small Cap Growth Fund

The following information replaces similar disclosure contained in the fund’s prospectus in the "Hypothetical Expense Summary" section:

DWS Core Equity Fund – Class A

	Maximum Sales Charge: 5.75%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees and Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses
1	5.00%	0.93%	-1.91%	$9,808.60	$664.44
2	10.25%	0.93%	2.08%	$10,207.81	$93.08
3	15.76%	0.93%	6.23%	$10,623.27	$96.86
4	21.55%	0.93%	10.56%	$11,055.63	$100.81
5	27.63%	0.93%	15.06%	$11,505.60	$104.91
6	34.01%	0.93%	19.74%	$11,973.87	$109.18
7	40.71%	0.93%	24.61%	$12,461.21	$113.62
8	47.75%	0.93%	29.68%	$12,968.38	$118.25
9	55.13%	0.93%	34.96%	$13,496.20	$123.06
10	62.89%	0.93%	40.45%	$14,045.49	$128.07
Total					$1,652.28

October 18, 2013
PROSTKR-308

DWS Core Equity Fund – Class B

	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees and Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses
1	5.00%	1.82%	3.18%	$10,318.00	$184.89
2	10.25%	1.82%	6.46%	$10,646.11	$190.77
3	15.76%	1.82%	9.85%	$10,984.66	$196.84
4	21.55%	1.82%	13.34%	$11,333.97	$203.10
5	27.63%	1.82%	16.94%	$11,694.39	$209.56
6	34.01%	1.82%	20.66%	$12,066.27	$216.22
7	40.71%	0.93%	25.57%	$12,557.37	$114.50
8	47.75%	0.93%	30.68%	$13,068.46	$119.16
9	55.13%	0.93%	36.00%	$13,600.34	$124.01
10	62.89%	0.93%	41.54%	$14,153.88	$129.06
Total					$1,688.11

DWS Core Equity Fund – Class C

	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees and Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses
1	5.00%	1.70%	3.30%	$10,330.00	$172.81
2	10.25%	1.70%	6.71%	$10,670.89	$178.51
3	15.76%	1.70%	10.23%	$11,023.03	$184.40
4	21.55%	1.70%	13.87%	$11,386.79	$190.48
5	27.63%	1.70%	17.63%	$11,762.55	$196.77
6	34.01%	1.70%	21.51%	$12,150.72	$203.26
7	40.71%	1.70%	25.52%	$12,551.69	$209.97
8	47.75%	1.70%	29.66%	$12,965.90	$216.90
9	55.13%	1.70%	33.94%	$13,393.77	$224.06
10	62.89%	1.70%	38.36%	$13,835.77	$231.45
Total					$2,008.61

October 18, 2013
PROSTKR-308

DWS Core Equity Fund – Class R

	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees and Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses
1	5.00%	1.63%	3.37%	$10,337.00	$165.75
2	10.25%	3.29%	5.14%	$10,513.76	$343.00
3	15.76%	3.29%	6.94%	$10,693.55	$348.86
4	21.55%	3.29%	8.76%	$10,876.41	$354.83
5	27.63%	3.29%	10.62%	$11,062.39	$360.89
6	34.01%	3.29%	12.52%	$11,251.56	$367.06
7	40.71%	3.29%	14.44%	$11,443.96	$373.34
8	47.75%	3.29%	16.40%	$11,639.65	$379.73
9	55.13%	3.29%	18.39%	$11,838.69	$386.22
10	62.89%	3.29%	20.41%	$12,041.13	$392.82
Total					$3,472.50

DWS Core Equity Fund – Institutional Class

	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees and Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses
1	5.00%	0.55%	4.45%	$10,445.00	$56.22
2	10.25%	0.55%	9.10%	$10,909.80	$58.73
3	15.76%	0.55%	13.95%	$11,395.29	$61.34
4	21.55%	0.55%	19.02%	$11,902.38	$64.07
5	27.63%	0.55%	24.32%	$12,432.03	$66.92
6	34.01%	0.55%	29.85%	$12,985.26	$69.90
7	40.71%	0.55%	35.63%	$13,563.10	$73.01
8	47.75%	0.55%	41.67%	$14,166.66	$76.26
9	55.13%	0.55%	47.97%	$14,797.08	$79.65
10	62.89%	0.55%	54.56%	$15,455.55	$83.19
Total					$689.29

October 18, 2013
PROSTKR-308

DWS Core Equity Fund – Class S

	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees and Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses
1	5.00%	0.64%	4.36%	$10,436.00	$65.40
2	10.25%	0.64%	8.91%	$10,891.01	$68.25
3	15.76%	0.64%	13.66%	$11,365.86	$71.22
4	21.55%	0.64%	18.61%	$11,861.41	$74.33
5	27.63%	0.64%	23.79%	$12,378.57	$77.57
6	34.01%	0.64%	29.18%	$12,918.27	$80.95
7	40.71%	0.64%	34.82%	$13,481.51	$84.48
8	47.75%	0.64%	40.69%	$14,069.30	$88.16
9	55.13%	0.64%	46.83%	$14,682.72	$92.01
10	62.89%	0.64%	53.23%	$15,322.89	$96.02
Total					$798.39

DWS Small Cap Growth Fund – Class A

	Maximum Sales Charge: 5.75%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees and Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses
1	5.00%	1.46%	-2.41%	$9,758.65	$715.04
2	10.25%	1.46%	1.04%	$10,104.10	$145.00
3	15.76%	1.46%	4.62%	$10,461.79	$150.13
4	21.55%	1.46%	8.32%	$10,832.13	$155.45
5	27.63%	1.46%	12.16%	$11,215.59	$160.95
6	34.01%	1.46%	16.13%	$11,612.62	$166.65
7	40.71%	1.46%	20.24%	$12,023.71	$172.55
8	47.75%	1.46%	24.49%	$12,449.35	$178.65
9	55.13%	1.46%	28.90%	$12,890.06	$184.98
10	62.89%	1.46%	33.46%	$13,346.36	$191.53
Total					$2,220.93

October 18, 2013
PROSTKR-308

DWS Small Cap Growth Fund – Class B

	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees and Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses
1	5.00%	2.23%	2.77%	$10,277.00	$226.09
2	10.25%	2.47%	5.37%	$10,537.01	$257.05
3	15.76%	2.47%	8.04%	$10,803.59	$263.56
4	21.55%	2.47%	10.77%	$11,076.93	$270.22
5	27.63%	2.47%	13.57%	$11,357.17	$277.06
6	34.01%	2.47%	16.45%	$11,644.51	$284.07
7	40.71%	1.46%	20.57%	$12,056.72	$173.02
8	47.75%	1.46%	24.84%	$12,483.53	$179.14
9	55.13%	1.46%	29.25%	$12,925.45	$185.49
10	62.89%	1.46%	33.83%	$13,383.01	$192.05
Total					$2,307.75

DWS Small Cap Growth Fund – Class C

	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees and Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses
1	5.00%	2.22%	2.78%	$10,278.00	$225.09
2	10.25%	2.22%	5.64%	$10,563.73	$231.34
3	15.76%	2.22%	8.57%	$10,857.40	$237.77
4	21.55%	2.22%	11.59%	$11,159.24	$244.38
5	27.63%	2.22%	14.69%	$11,469.46	$251.18
6	34.01%	2.22%	17.88%	$11,788.31	$258.16
7	40.71%	2.22%	21.16%	$12,116.03	$265.34
8	47.75%	2.22%	24.53%	$12,452.85	$272.71
9	55.13%	2.22%	27.99%	$12,799.04	$280.30
10	62.89%	2.22%	31.55%	$13,154.86	$288.09
Total					$2,554.36

October 18, 2013
PROSTKR-308

DWS Small Cap Growth Fund – Class R

	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees and Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses
1	5.00%	1.73%	3.27%	$10,327.00	$175.83
2	10.25%	3.46%	4.86%	$10,466.04	$360.07
3	15.76%	3.46%	6.48%	$10,647.52.	$365.61
4	21.55%	3.46%	8.11%	$10,811.49	$371.24
5	27.63%	3.46%	9.78%	$10,977.99	$376.96
6	34.01%	3.46%	11.47%	$11,147.05	$382.76
7	40.71%	3.46%	13.19%	$11,318.72	$388.66
8	47.75%	3.46%	14.93%	$11,493.02	$394.64
9	55.13%	3.46%	16.70%	$11,670.02	$400.72
10	62.89%	3.46%	18.50%	$11,849.73	$406.89
Total					$3,623.38

DWS Small Cap Growth Fund – Institutional Class

	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees and Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses
1	5.00%	0.99%	4.01%	$10,401.00	$100.98
2	10.25%	0.99%	8.18%	$10,818.08	$105.03
3	15.76%	0.99%	12.52%	$11,251.89	$109.25
4	21.55%	0.99%	17.03%	$11,703.09	$113.63
5	27.63%	0.99%	21.72%	$12,172.38	$118.18
6	34.01%	0.99%	26.60%	$12,660.49	$122.92
7	40.71%	0.99%	31.68%	$13,168.18	$127.85
8	47.75%	0.99%	36.96%	$13,696.22	$132.98
9	55.13%	0.99%	42.45%	$14,245.44	$138.31
10	62.89%	0.99%	48.17%	$14,816.68	$143.86
Total					$1,212.99

October 18, 2013
PROSTKR-308

DWS Small Cap Growth Fund – Class S

	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees and Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses
1	5.00%	1.23%	3.77%	$10,377.00	$125.32
2	10.25%	1.24%	7.67%	$10,767.18	$131.09
3	15.76%	1.24%	11.72%	$11,172.02	$136.02
4	21.55%	1.24%	15.92%	$11,592.09	$141.14
5	27.63%	1.24%	20.28%	$12,027.95	$146.44
6	34.01%	1.24%	24.80%	$12,480.20	$151.95
7	40.71%	1.24%	29.49%	$12,949.46	$157.66
8	47.75%	1.24%	34.36%	$13,436.36	$163.59
9	55.13%	1.24%	39.42%	$13,941.56	$169.74
10	62.89%	1.24%	44.66%	$14,465.77	$176.13
Total					$1,499.08

Please Retain This Supplement for Future Reference

October 18, 2013
PROSTKR-308